                         VAN KAMPEN TAX FREE MONEY FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 28, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell, III*, with Mitchell M. Merin* and Richard F. Powers, III*, effective December 15, 1999.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         VAN KAMPEN TAX FREE MONEY FUND

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1999,
                       SUPERCEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*........................  President and Chief Operating Officer of asset management
Two World Trade Center                      of Morgan Stanley Dean Witter since December 1998.
66th Floor                                  President and Director since April 1997 and Chief
New York, NY 10048                          Executive Officer since June 1998 of Morgan Stanley Dean
Date of Birth: 08/13/53                     Witter Advisors Inc. and Morgan Stanley Dean Witter
                                            Services Company Inc. Chairman, Chief Executive Officer
                                            and Director of Morgan Stanley Dean Witter Distributors
                                            Inc. since June 1998. Chairman and Chief Executive
                                            Officer since June 1998, and Director since January 1998,
                                            of Morgan Stanley Dean Witter Trust FSB. Director of
                                            various Morgan Stanley Dean Witter subsidiaries.
                                            President of the Morgan Stanley Dean Witter funds and
                                            Discover Brokerage Index Series since May 1999.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex, and Vice President of other investment companies
                                            advised by the Advisers and their affiliates. Previously
                                            Chief Strategic Officer of Morgan Stanley Dean Witter
                                            Advisors Inc. and Morgan Stanley Dean Witter Services
                                            Company Inc. and Executive Vice President of Morgan
                                            Stanley Dean Witter Distributors Inc. April 1997-June
                                            1998, Vice President of the Morgan Stanley Dean Witter
                                            Funds and Discover Brokerage Index Series May 1997-April
                                            1999, and Executive Vice President of Dean Witter,
                                            Discover & Co.
Richard F. Powers, III*...................  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                            Kampen Investments. Chairman, Director and Chief
P.O. Box 5555                               Executive Officer of the Advisers, the Distributor, Van
Oakbrook Terrace, IL 60181-5555             Kampen Advisors Inc. and Van Kampen Management Inc.
Date of Birth: 02/02/46                     Director and officer of certain other subsidiaries of Van
                                            Kampen Investments. Trustee/Director and President of
                                            each of the funds in the Fund Complex. Trustee, President
                                            and Chairman of the Board of other investment companies
                                            advised by the Advisers and their affiliates, and Chief
                                            Executive Officer of Van Kampen Exchange Fund. Prior to
                                            May 1998, Executive Vice President and Director of
                                            Marketing at Morgan Stanley Dean Witter and Director of
                                            Dean Witter Discover & Co. and Dean Witter Realty. Prior
                                            to 1996, Director of Dean Witter Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell and Tanya M. Loden, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
                                            Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
                                            Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE